Federated Hermes U.S. Strategic Dividend ETF
Portfolio of Investments
January 31, 2023 (unaudited)
Shares		Value
	COMMON STOCKS—99.4%
	Communication Services—10.0%
77,254	AT&T, Inc.	$1,573,664
21,184	Comcast Corp., Class A	833,590
15,888	Interpublic Group of Cos., Inc.	579,277
32,962	Verizon Communications, Inc.	1,370,230
	TOTAL	4,356,761
	Consumer Discretionary—4.1%
5,627	Best Buy Co., Inc.	499,228
3,641	Darden Restaurants, Inc.	538,759
4,303	Target Corp.	740,718
	TOTAL	1,778,705
	Consumer Staples—17.2%
4,303	Clorox Co.	622,601
27,784	Conagra Brands, Inc.	1,033,287
11,254	Kimberly-Clark Corp.	1,463,133
2,317	PepsiCo, Inc.	396,253
17,543	Philip Morris International, Inc.	1,828,682
2,979	Procter & Gamble Co.	424,150
15,226	The Coca-Cola Co.	933,658
21,167	Walgreens Boots Alliance, Inc.	780,216
	TOTAL	7,481,980
	Energy—3.5%
3,034	Chevron Corp.	527,977
4,303	EOG Resources, Inc.	569,072
3,641	Exxon Mobil Corp.	422,392
	TOTAL	1,519,441
	Financials—17.1%
63,097	Huntington Bancshares, Inc.	957,181
12,247	JPMorgan Chase & Co.	1,714,090
49,578	KeyCorp	951,402
7,613	PNC Financial Services Group	1,259,419
22,508	Truist Financial Corp.	1,111,670
28,777	U.S. Bancorp	1,433,095
	TOTAL	7,426,857
	Health Care—14.6%
3,972	AbbVie, Inc.	586,863
4,057	Amgen, Inc.	1,023,987
6,620	Bristol-Myers Squibb Co.	480,943
7,957	Gilead Sciences, Inc.	667,911
5,958	Johnson & Johnson	973,656
7,613	Medtronic PLC	637,132
25,422	Pfizer, Inc.	1,122,635
70,988	Viatris, Inc.	863,214
	TOTAL	6,356,341
	Industrials—2.9%
993	Lockheed Martin Corp.	460,017
4,238	United Parcel Service, Inc.	785,005
	TOTAL	1,245,022

Shares		Value
	COMMON STOCKS—continued
	Information Technology—6.0%
1,324	Broadcom, Inc.	$774,553
16,219	Cisco Systems, Inc.	789,379
15,226	Corning, Inc.	526,972
2,979	Texas Instruments, Inc.	527,908
	TOTAL	2,618,812
	Materials—3.4%
44,600	Amcor PLC	537,876
9,684	LyondellBasell Industries N.V.	936,346
	TOTAL	1,474,222
	Real Estate—3.4%
18,567	National Retail Properties, Inc.	879,147
19,529	Omega Healthcare Investors, Inc.	574,934
	TOTAL	1,454,081
	Utilities—17.2%
9,268	American Electric Power Co., Inc.	870,821
15,774	Dominion Energy, Inc.	1,003,857
14,233	Duke Energy Corp.	1,458,171
14,325	Evergy, Inc.	897,461
38,630	PPL Corp.	1,143,448
12,578	Public Service Enterprises Group, Inc.	778,956
19,198	Southern Co.	1,299,321
	TOTAL	7,452,035
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $42,370,130)	43,164,257
	OTHER ASSETS AND LIABILITIES - NET—0.6%[1]	258,183
	TOTAL NET ASSETS—100%	$43,422,440
1
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.